Leases - recognized in the consolidated statements of cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Operating activities - cash outflow for leases
-Short-term and low-value lease payments	€ 831	€ 938		€ 682
-Interest paid on lease liabilities	2,797	1,149		661
Financing activities - Principal payment on lease liabilities	7,830	7,983	[1]	5,958	[1]
Total cash outflow for leases	€ 11,458	€ 10,070		€ 7,301

[1]	Certain comparative amounts have been reclassified to conform with the current year presentation. Refer to Note 1.5 for further information.